Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 208,725,000
Previously Paid Amount
Total Fee Amount	28,824.92
Net Fee	$ 28,824.92
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A